Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	As at
	June 30,	December 31,
($ millions)	2019	2018
Long-term debt	21,980	23,165
Credit facility borrowings	764	1,066
Total long-term debt	22,744	24,231
Less: Deferred financing costs and debt discounts	(134)	(146)
Less: Current installments of long-term debt	(380)	(926)
	22,230	23,159

The long-term debt issuances for the six months ended June 30, 2019 are summarized below.

($ millions, except %)	Month Issued	Interest Rate (%)	Maturity	Amount		Use of Proceeds
ITC
Secured Notes	January	4.55	2049	US	50	(1)(2)(3)
Unsecured term loan credit agreement (4)	June	(5)	2021	US	200	(6)
FortisTCI
Unsecured non-revolving term loan (7)	February	(8)	2025	US	5	(2)(3)
CUC
Unsecured Notes	May	4.14	2049	US	40	(1)(2)(3)(6)

(1)	Repay credit facility borrowings

(2)	Finance capital expenditures

(3)	General corporate purposes

(4)	Maximum amount of borrowings under this agreement is US$400 million.

(5)	Floating rate of a one-month LIBOR plus a spread of 0.60%

(6)	Repay maturing long-term debt

(7)	Maximum amount of borrowings under this agreement of US$10 million has been withdrawn.
(8)
Floating rate of a one-month LIBOR plus a spread of 1.75%
Schedule of Credit Facilities
As at June 30, 2019, the Corporation and its subsidiaries had consolidated credit facilities of approximately $5.3 billion, of which approximately $4.1 billion was unused, including $1.3 billion unused under the Corporation's committed revolving corporate credit facility, as follows.

			As at
	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2019	2018
Total credit facilities	3,917	1,381	5,298	5,165
Credit facilities utilized:
Short-term borrowings (1)	(305)	—	(305)	(60)
Long-term debt (including current portion) (2)	(764)	—	(764)	(1,066)
Letters of credit outstanding	(63)	(50)	(113)	(119)
Credit facilities unutilized	2,785	1,331	4,116	3,920

(1)	The weighted average interest rate was approximately 2.9% (December 31, 2018 - 4.2%).
(2)
The weighted average interest rate was approximately 2.9% (December 31, 2018 - 3.3%). The current portion was $306 million (December 31, 2018 - $735 million).